S000022500 [Member] Annual Fund Operating Expenses - iShares Global Timber & Forestry ETF - iShares Global Timber & Forestry ETF	Mar. 31, 2026	[1],[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.39%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	Professional fees for foreign withholding tax claims that occurred during the most recent fiscal year have been restated to reflect expected fees in the current year.